SUPPLEMENTAL CASH FLOW INFORMATION (Cash Payments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Interest Paid, Net of Amounts Capitalized	$ (82,653)	$ (52,589)	$ (52,125)
Income Taxes Paid	$ 0	$ 0	$ (1,796)